Thrivent Core Investment Grade Corporate Bond Fund Annual Fund Operating Expenses - Thrivent Core Investment Grade Corporate Bond Fund - None	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.05%

[1]	'Other Expenses' is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.